Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Amount Issued By LMU (Details) - Dec. 31, 2017 ₺ in Millions, € in Millions, $ in Millions, $ in Millions	EUR (€)	MXN ($)	TRY (₺)	USD ($)
BBVA Eurozone Member [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | €	€ 7,100
BBVA Bancomer [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued		$ 7,000
BBVA Compass Member [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued				$ 750
Garanti Bank In Local Currency Member [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | ₺			₺ 1,700
Garanti Bank In Foreign Currency Member [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued				$ 2,000